Changes in Capital Accounts, Shareholders' Rights Agreement (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 05, 2021	Dec. 31, 2020
Shareholders Rights Agreement [Abstract]
Number of rights included with each share under Rights Agreement	1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Exercise price of right (in dollars per share)	$ 50.00
Ownership percentage required after merger of other business combination	10.00%
Number of rights exercised (in shares)	0
Minimum [Member]
Shareholders Rights Agreement [Abstract]
Beneficial ownership percentage required for rights to become exercisable	10.00%
Series A Preferred Stock [Member]
Shareholders Rights Agreement [Abstract]
Number of shares that can be purchased per right (in shares)	0.001
Common stock, par value (in dollars per share)	$ 0.01